Segmental analysis - Constant currency balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 1,022,105	$ 988,399	$ 981,722
Interests in associates and joint ventures	31,333	29,577	28,202
Total external assets	3,438,161	3,233,034	3,214,371
Customer accounts	1,827,703	1,786,828	1,718,604
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)	1,022,105	981,950	971,039
Interests in associates and joint ventures	31,333	30,026	29,049
Total external assets	3,438,161	3,206,415	3,175,982
Customer accounts	$ 1,827,703	1,771,972	1,697,599
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		(6,449)	(10,683)
Interests in associates and joint ventures		449	847
Total external assets		(26,619)	(38,389)
Customer accounts		$ (14,856)	$ (21,005)